Share-based Payment (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of outstanding RSUs and PSUs:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2025	993,807	156,667	1,150,474
Granted during the period	634,589	73,583	708,172
Settled during the period	(60,056)	(15,716)	(75,772)
Transferred during the period	(321,392)	(46,588)	(367,980)
Forfeited during the period	(53,931)	(2,688)	(56,619)
September 30, 2025	1,193,017	165,258	1,358,275
Specified by vesting year
2026	569,899	86,659	656,558
2027	417,238	54,066	471,304
2028	205,880	24,533	230,413
September 30, 2025	1,193,017	165,258	1,358,275

Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies the number and weighted average exercise prices of, and movements in, warrants:

	Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2025	6,204,122	93.25
Granted during the period	334,133	140.05
Exercised during the period	(1,005,724)	72.24
Forfeited during the period	(110,861)	107.50
September 30, 2025	5,421,670	99.80
Vested at September 30, 2025	4,580,386	95.19